Filed Pursuant to Rule 497(d)


                   INVESCO UNIT TRUSTS, MUNICIPAL SERIES 1337
             Investment Grade Municipal Trust, 7-13 Year Series 84

                          Supplement to the Prospectus

Pursuant to authority granted under the Trust Agreement, the Supervisor, after consulting with the Sponsor, designated for sale the following bonds from your Portfolio, which the Trustee has sold. Any references to such bonds in the Prospectus are hereby removed:

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Bond Name
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Utah, State Board of Regents of the State of Utah Dixie State University
General Revenue Bonds, Series 2019 3.00% Due 06/01/2033
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Texas, San Jacinto River Authority Water Revenue Refunding Bonds, Series 2019B
4.00% Due 10/01/2030
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Washington, City of Olympia Limited Tax General Obligation and Refunding
Bonds, Series 2019 2.125% Due 12/01/2032
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New Jersey, Burlington County, Board of Education of the Rancocas Valley
Regional High School District School Bonds, Series 2019 2.375% Due 03/15/2033
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Wisconsin, Sun Prairie Area School District General Obligation Refunding Bonds
4.00% Due 03/01/2032
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Washington, City of Richland Electric Revenue Improvement and Refunding Bonds,
Series 2018 (Build America Mutual Assurance Insured) 3.125% Due 11/01/2031
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Montana, Flathead County, School District No. 6 General Obligation School
Building Bonds, Columbia Falls, Series 2019 3.00% Due 07/01/2033
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Texas, Board of Regents of Texas Woman's University Revenue Financing
System Bonds, Series 2017A 4.00% Due 07/01/2031
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Louisiana, Parishwide School District of Caddo Parish General Obligation
School Refunding Bonds, Series 2015 5.00% Due 03/01/2032
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Texas, City of Cibolo General Obligation Refunding Bonds, Series 2019
3.00% Due 02/01/2029
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Florida Municipal Loan Council Revenue Bonds, Series 2019B (Assured Municipal
Insured) 5.00% Due 12/01/2028
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Wisconsin, Milwaukee County, Oak Creek-Franklin Joint School District General
Obligation Refunding Bonds 3.00% Due 04/01/2031
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Pennsylvania, City of Philadelphia Gas Works Revenue Refunding Bonds Thirteenth
Series, 1998 General Ordinance 5.00% Due 08/01/2031
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Illinois, Will County, City of Crest-Hill General Obligation Bonds, Sales Tax
Alternate Revenue Source, Series 2019B (Build America Mutual Assurance Insured) 3.00% Due 05/01/2029
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Illinois, Will County, City of Crest-Hill General Obligation Bonds, Sales Tax
Alternate Revenue Source, Series 2019B (Build America Mutual Assurance Insured) 3.00% Due 05/01/2031
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Florida State Board of Governors, Florida International University Parking
Facility Revenue Refunding Bonds, Series 2019A 4.00% Due 07/01/2032
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New Jersey, Ocean County, Borough of Island Heights General Obligation
Bonds, Series 2019 4.00% Due 12/01/2029
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New Jersey, Ocean County, Borough of Island Heights General Obligation
Bonds, Series 2019 4.00% Due 12/01/2030
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Supplement Dated: March 25, 2020